Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jun. 12, 2012
Document Creation Date	dei_DocumentCreationDate	Aug. 03, 2012